Intangible assets (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA SV ®	Oncology platform	Total

Cost
Balance as at November 30, 2020	$ 11,972	$ 7,612	$ 14,041	$ 3,449	$ 37,074

Additions	-	-	-	39	39

Balance as at November 30, 2021	$ 11,972	$ 7,612	$ 14,041	$ 3,488	$ 37,113

Additions	2,832	-	-	-	2,832
Balance as at November 30, 2022	$ 14,804	$ 7,612	$ 14,041	$ 3,488	$ 39,945

Accumulated amortization

Balance as at November 30, 2020	$ 2,213	$ 384	$ 9,948	-	$ 12,545

Amortization	1,054	615	1,511	-	3,180

Balance as at November 30, 2021	$ 3,267	$ 999	$ 11,459	-	$ 15,725

Amortization	1,087	6,613	1,511	-	9,211

Balance as at November 30, 2022	$ 4,354	$ 7,612	$ 12,970	-	$ 24,936

Net carrying amounts

November 30, 2022	$ 10,450	$ -	$ 1,071	$ 3,488	$ 15,009
November 30, 2021	$ 8,705	$ 6,613	$ 2,582	$ 3,488	$ 21,388

Schedule of Commercial Milestone Payment
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payments upon the first occurrence of the following commercial events:

Commercial milestone	Commercial milestone payment

(i) Upon first achieving annual net sales of $200,000	$10,000

(ii) Upon first achieving annual net sales of $500,000	$40,000

(iii) Upon first achieving annual net sales of $1,000,000	$100,000